Inventory (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Inventory Abstract
Balance at the beginning of the year	$ (39,717)	$ (38,510)
Additions	(41,333)	(30,258)
Reversals	28,871	21,663
Foreign exchange gains (losses)	(2,006)	5,445
Divestments		1,943
Balance at the end of year	$ (54,185)	$ (39,717)